Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events
19.
Subsequent events

The following subsequent events were evaluated on April 18, 2023, the date the financial statements were issued. Except as set forth below, there were no events that occurred subsequent to December 31, 2022 that require adjustment to or disclosure in the consolidated financial statements.

In January 2023, the employee who holds options submitted an exercise notice and elected to exercise the vested options to purchase 166,666 ordinary shares of the Company with an exercise price of US$0.0002 per share. As of the date the financial statements were issued, the share issuance procedure is still under progress and the shares have not been issued to the employee yet.

From January to April 2023, the Company borrowed approximately RMB26.7 million in total from Zhejiang Shaoxing Ruifeng Rural Commercial Bank Co., Ltd under the credit line pledged by the land use right of the Company mentioned in Note 10. The additional borrowings bear an annual interest rate of 5.4% with repayment dates for parts of the loan ranging from June 20, 2023 to July 25, 2030.